Condensed Consolidated Statements of Equity (Unaudited) - USD ($) $ in Thousands	Total	Class A Common Stock	Common Stock Class A Common Stock	Additional Paid-In Capital	Cumulative Dividends in Excess of Earnings	Total Stockholders’ Equity	Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2014			125,087,000
Beginning balance at Dec. 31, 2014	$ 1,476,421		$ 1,251	$ 2,281,932	$ (836,044)	$ 1,447,139	$ 29,282
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based award transactions, net (in shares)			155,000
Share-based award transactions, net	3,104		$ 1	3,103		3,104
Repurchase and cancellation of common stock (in shares)			(48,000)
Repurchase and cancellation of common stock	(1,298)			(1,298)		(1,298)
Dividends declared	(73,718)				(72,595)	(72,595)
Dividends declared							(1,123)
Net income	16,373				16,096	16,096	277
Ending balance (in shares) at Jun. 30, 2015			125,194,000
Ending balance at Jun. 30, 2015	1,420,882		$ 1,252	2,283,737	(892,543)	1,392,446	28,436
Beginning balance (in shares) at Dec. 31, 2015		127,026,839	127,027,000
Beginning balance at Dec. 31, 2015	1,406,958		$ 1,270	2,328,806	(950,652)	1,379,424	27,534
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net (in shares)			10,399,000
Issuance of common stock, net	291,685		$ 105	291,580		291,685
Issuance of operating partnership units in connection with an acquisition	70,754						70,754
Share-based award transactions, net (in shares)			203,000
Share-based award transactions, net	3,033		$ 2	3,031		3,033
Repurchase and cancellation of common stock (in shares)			(83,000)
Repurchase and cancellation of common stock	(2,287)		$ (1)	(2,286)		(2,287)
Redemption of noncontrolling interest and other (in shares)			207,000
Redemption of noncontrolling interest and other	(458)		$ 2	4,138		4,140	(4,598)
Dividends declared	(81,008)				(79,170)	(79,170)
Dividends declared							(1,838)
Net income	23,525				22,934	22,934	591
Ending balance (in shares) at Jun. 30, 2016		137,752,741	137,753,000
Ending balance at Jun. 30, 2016	$ 1,712,202		$ 1,378	$ 2,625,269	$ (1,006,888)	$ 1,619,759	$ 92,443